Intangible Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets
Note 13. Intangible Assets

	Rights to Produce and Distribute Coca-Cola trademark Products		Goodwill		Other indefinite lived intangible assets		Technology costs and management systems		Development systems		Other amortizable		Total
Balance as of January 1, 2017	Ps.	85,338	Ps.	33,582	Ps.	1,248	Ps.	4,579	Ps.	798	Ps.	475	Ps.	126,020
Purchases		1,288		—		7		179		920		446		2,840
Acquisition from business combinations		9,066		(6,168)		—		6		—		64		2,968
Transfer of completed development systems		—		—		—		412		(412)		—		—
Disposals		—		—		—		—		—		—		—
Effect of movements in exchange rates		(2,318)		(1,186)		101		(86)		(15)		(52)		(3,556)
Changes in value on the recognition of inflation effects		(727)		—		—		—		—		175		(552)
Effect of Venezuela (Note 3.3)		—		—		—		—		—		(139)		(139)
Capitalization of borrowing cost		—		—		—		—		—		—		—

Cost as of December 31, 2017	Ps.	92,647	Ps.	26,228	Ps.	1,356	Ps.	5,090	Ps.	1,291	Ps.	969	Ps.	127,581

Balance as of January 1, 2018	Ps.	92,647	Ps.	26,228	Ps.	1,356	Ps.	5,090	Ps.	1,291	Ps.	969	Ps.	127,581
Purchases		—		—		50		226		371		28		675
Acquisition from business combinations		4,602		—		—		26		57		291		4,976
Systems Development		—		—		—		—		—		41		41
Transfer of completed development systems		—		—		—		904		(904)		—		—
Disposals		—		—		—		(5)		—		(93)		(98)
Philippines disposal (Note 5)		(3,882)		—		—		—		—		(596)		(4,478)
Effect of movements in exchange rates		(5, 005)		(2,499)		(352)		(218)		(38)		(31)		(8,143)
Changes in value on the recognition of inflation effects		—		—		—		—		—		57		57

Cost as of December 31, 2018	Ps.	88,362	Ps.	23,729	Ps.	1,054	Ps.	6,023	Ps.	777	Ps.	666	Ps.	120,611

Balance as of January 1, 2019	Ps.	88,362	Ps.	23,729	Ps.	1,054	Ps.	6,023	Ps.	777	Ps.	666	Ps.	120,611
Purchases		—		—		—		100		334		263		697
Acquisition from business combinations		(2,887)		2,903		153		(6)		—		(185)		(22)
Transfer of completed development systems		—		—		—		398		(399)		1		—
Disposals		—		—		—		(17)		—		—		(17)
Effect of movements in exchange rates		(3,475)		(799)		(42)		(68)		(22)		13		(4,393)
Changes in value on the recognition of inflation effects		—		—		—		—		—		(6)		(6)

Cost as of December 31, 2019	Ps.	82,000	Ps.	25,833	Ps.	1,165	Ps.	6,430	Ps.	690	Ps.	752	Ps.	116,870

Accumulated amortization
Balance as of January 1, 2017		—		—		—		(1,764)		—		(292)		(2,056)

Amortization expense		—		—		—		(605)		—		(42)		(647)
Effect of movements in exchange rate		—		—		—		46		—		184		230
Effect of Venezuela (Note 3.3)		—		—		—		—		—		(120)		(120)
Impairment of Venezuela		(745)		—		—		—		—		—		(745)

Balances as of December 31, 2017	Ps.	(745)	Ps.	—	Ps.	—	Ps.	(2,323)	Ps.	—	Ps.	(270)	Ps.	(3,338)
Amortization expense		—		—		—		(797)		—		(201)		(998)
Disposals		—		—		—		5		—		93		98
Philippines disposal (Note 5)		—		—		—		—		—		375		375
Effect of movements in exchange rate		—		—		—		141		—		(33)		108
Changes in value on the recognition of inflation effects		—		—		—		(51)		—		(1)		(52)

Balance as of December 31, 2018	Ps.	(745)	Ps.	—	Ps.	—	Ps.	(3,025)	Ps.	—	Ps.	(37)	Ps.	(3,807)

Amortization expense		—		—		—		(819)		—		(243)		(1,062)
Disposals		—		—		—		17		—		—		17
Effect of movements in exchange rate		—		—		—		52		—		9		61
Changes in value on the recognition of inflation effects		—		—		—		(30)		—		1		(29)

Balance as of December 31, 2019	Ps.	(745)	Ps.	—	Ps.	—	Ps.	(3,805)	Ps.	—	Ps.	(270)	Ps.	(4,820)

Balance as of December 31, 2017	Ps.	91,902	Ps.	26,228	Ps.	1,356	Ps.	2,767	Ps.	1,291	Ps.	699	Ps.	124,243

Balance as of December 31, 2018	Ps.	87,617	Ps.	23,729	Ps.	1,054	Ps.	2,998	Ps.	777	Ps.	629	Ps.	116,804

Balance as of December 31, 2019	Ps.	81,255	Ps.	25,833	Ps.	1,165	Ps.	2,625	Ps.	690	Ps.	482	Ps.	112,050
The Company’s intangible assets such as technology costs and management systems are subject to amortization with a range in useful lives from 3 to 10 years.
For the year ended December 31, 2019, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 26, Ps. 245 and Ps. 791, respectively.
For the year ended December 31, 2018, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 32, Ps. 236 and Ps. 730, respectively.
On March 28, 2017 the Company acquired distribution rights and other intangibles of AdeS soy-based
beverages in its territories in Mexico and Colombia for an aggregate amount of Ps. 1,664. This acquisition was made to reinforce the Company’s leadership position.
For the year ended December 31, 2017, the amortization of intangible assets is recognized in cost of goods sold, selling expenses and administrative expenses and amounted to Ps. 22, Ps. 83 and Ps. 544, respectively.

Impairment Tests for Cash-Generating Units Containing Goodwill and Distribution Rights
For the purpose of impairment testing, goodwill and distribution rights are allocated and monitored on an individual country basis, which is considered to be the CGU.
The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

In millions of Ps.	2019		2018
Mexico	Ps.	56,352	Ps.	56,352
Guatemala		1,679		1,853
Nicaragua		420		460
Costa Rica		1,442		1,417
Panamá		1,131		1,182
Colombia		4,367		4,600
Brazil		38,765		42,153
Argentina		306		327
Uruguay		2,626		3,003

Total	Ps.	107,088	Ps.	111,347

Goodwill and distribution rights are tested for impairments annually. The recoverable amounts of the CGUs are based on value-in-use
calculations. Value in use was determined by discounting the future cash flows generated from the continuing use of the CGU.
The foregoing forecasts could differ from the results obtained over time; however, the Company prepares its estimates based on the current situation of each of the CGUs.
The recoverable amounts are based on value in use. The value in use of CGUs is determined based on the method of discounted cash flows. The key assumptions used in projecting cash flows are: volume, expected annual long-term inflation, and the weighted average cost of capital (“WACC”) used to discount the projected flows.
To determine the discount rate, the Company uses the WACC as determined for each of the cash generating units in real terms and as described in following paragraphs.
The estimated discount rates to perform, impairment test for each CGU consider market participants’ assumptions. Market participants were selected considering the size, operations and characteristics of the business that are similar to those of the Company.
The discount rates represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the opportunity cost to a market participant, considering the specific circumstances of the Company and its operating segments and is derived from its WACC. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by Company’s investors. The cost of debt is based on the interest bearing borrowings the Company is obliged to service, which is equivalent to the cost of debt based on the conditions that a creditor would assess in the market. Segment-specific risk is incorporated by applying beta factors which are evaluated annually based on publicly available market data.
Market participant assumptions are important because, not only do they include industry data for growth rates, management also assesses how the CGU’s position, relative to its competitors, might change over the forecasted period.
The key assumptions used for the
value-in-use
calculations are as follows:

•
Cash flows were projected based on actual operating results and the five-year business plan. Cash flows for a further five-year were forecasted maintaining the same stable growth and margins per country of the last year base. The Company believes that this forecasted period is justified due to the non-current
nature of the business and past experiences.

•	Cash flows after the first ten-year period were extrapolated using a perpetual growth rate equal to the expected annual population growth, in order to calculate the terminal recoverable amount.

•
A per
CGU-specific
Weighted Average Cost of Capital (“WACC”) was applied as a hurdle rate to discount cash flows to get the recoverable amount of the units; the calculation assumes, size premium adjustment.

The key assumptions by CGU for impairment test as of December 31, 2019 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long- Term Inflation 2020-2029	Expected Volume Growth Rates 2020-2029
Mexico	7.3%	5.2%	3.5%	0.7%
Brazil	9.3%	5.6%	3.6%	2.0%
Colombia	8.9%	6.2%	3.1%	4.0%
Argentina	21.6%	14.8%	39.2%	3.7%
Guatemala	9.1%	7.1%	4.0%	8.5%
Costa Rica	13.8%	9.7%	2.2%	2.1%
Nicaragua	21.1%	12.4%	4.4%	3.0%
Panamá	8.5%	6.6%	2.0%	5.4%
Uruguay	9.4%	6.8%	7.4%	2.0%
The key assumptions by CGU for impairment test as of December 31, 2018 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long- Term Inflation 2019-2028	Expected Volume Growth Rates 2019-2028
Mexico	7.4%	5.3%	4.0%	1.4%
Guatemala	9.4%	7.5%	3.2%	7.3%
Nicaragua	21.2%	11.0%	6.2%	3.8%
Costa Rica	13.9%	9.2%	4.0%	1.6%
Panama	9.2%	7.0%	2.4%	3.0%
Colombia	7.8%	5.2%	3.1%	4.0%
Brazil	10.7%	6.6%	3.8%	1.7%
Argentina	19.6%	11.3%	21.9%	2.7%

Sensitivity to Changes in Assumptions
As of December 31, 2019, the Company performed an additional impairment sensitivity calculation, taking into account an adverse change in post-tax
WACC, according to the country risk premium, using for each country the relative standard deviation between equity and sovereign bonds and an additional sensitivity to the volume of a 100 basis points and concluded that no impairment would be recorded except for Nicaragua. However, upon further review, the Company also concluded that no impairment would be recorded for Nicaragua.

CGU	Change in WACC	Change in Volume Growth CAGR (1)	Effect on Valuation
Mexico	0.4%	-1.0%	Passes by 4.9x
Brazil	0.5%	-1.0%	Passes by 1.6x
Colombia	0.3%	-1.0%	Passes by 4.7x
Argentina	1.9%	-1.0%	Passes by 13.9x
Guatemala	0.4%	-1.0%	Passes by 38.5x
Costa Rica	0.8%	-1.0%	Passes by 3.4x
Nicaragua	1.4%	-1.0%	Passes by 1.1x
Panamá	0.2%	-1.0%	Passes by 9.7x
Uruguay	0.3%	-1.0%	Passes by 3x

(1)	Compound Annual Growth Rate (CAGR)
The values assigned to the key assumptions represent management’s assessment of future trends in the industry and are based on both external sources and internal sources (historical data). The Company consistently applied its methodology to determine CGU specific WACC’s to perform its annual impairment testing.

During the year ended December 31, 2017 and because the economic and operational conditions worsened in Venezuela, the Company has recognized an impairment of the distribution rights in such country for an amount of Ps 745, such charge has been recorded in other expenses line in the consolidated income statement